Change in property and equipment by class (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Balance beginning	R$ 13,513,105	[1]	R$ 14,071,129
Additions	3,728,353		2,967,413
Write-offs	(1,383,376)		(792,684)
Impairment	(3,695)		(20,033)
Accumulated depreciation	(2,530,910)		(2,712,720)		R$ (2,960,106)
Transfers	(1,352,355)
Ending balance	11,971,122	[1]	13,513,105	[1]	14,071,129
Buildings [member]
IfrsStatementLineItems [Line Items]
Balance beginning	5,935,485		6,169,614
Additions	875,455		702,066
Write-offs	(627,251)		(65,816)
Accumulated depreciation	(711,861)		(870,379)
Transfers	(1,352,355)
Ending balance	4,119,473	[2]	5,935,485		6,169,614
Land [member]
IfrsStatementLineItems [Line Items]
Balance beginning	973,725		1,021,594
Write-offs	(44,659)		(47,869)
Ending balance	929,066	[2]	973,725		1,021,594
Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Balance beginning	3,162,933		3,247,027
Additions	774,483		887,552
Write-offs	(133,196)		(194,433)
Impairment	(44)		(132)
Accumulated depreciation	(575,521)		(777,081)
Ending balance	3,228,655	[2]	3,162,933		3,247,027
Communication and network equipment [member]
IfrsStatementLineItems [Line Items]
Balance beginning	102,094		152,264
Additions	18,648		23,154
Write-offs	(8,867)		(30,094)
Impairment	(175)		(4,488)
Accumulated depreciation	(36,909)		(38,742)
Ending balance	74,791	[2]	102,094		152,264
Data Processing Systems [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	3,231,533		3,357,720
Additions	2,031,532		1,345,082
Write-offs	(553,933)		(453,075)
Impairment	(3,476)		(15,413)
Accumulated depreciation	(1,181,873)		(1,002,781)
Ending balance	3,523,783	[2]	3,231,533		3,357,720
Transportation Systems [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	107,335		122,910
Additions	28,235		9,559
Write-offs	(15,470)		(1,397)
Accumulated depreciation	(24,746)		(23,737)
Ending balance	R$ 95,354	[2]	R$ 107,335		R$ 122,910

[1]	Includes underlying assets identified in lease contracts recognized under the scope of IFRS 16.
[2]	Includes underlying assets identified in lease contracts recognized under the scope of IFRS 16.